Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000030205 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030205 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030205 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030205 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030205 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030205 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030205 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030205 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030205 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000030205 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000030206 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030206 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030206 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030206 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030206 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030206 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030206 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030206 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030206 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000030206 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000212356 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212356 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212356 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212356 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212356 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000212356 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212356 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212356 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000212356 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000212356 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000030207 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030207 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030207 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030207 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030207 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030207 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030207 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030207 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030207 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000030207 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%